Benefit Plans - Pension plan assets narrative (Details) - Pension benefits	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension plans' assets
Percentage of total plan assets for primary employee	81.00%
Notional amount of derivatives, minimum percentage of plan assets	105.00%
Notional amount of derivatives, maximum percentage of plan assets	115.00%
Expected weighted average long-term rate of return on plan assets	7.33%	7.32%	7.30%
Expected weighted average long-term rate of return on plan assets for the next fiscal year	7.33%
Expected weighted average long-term rate of return on primary employee plan assets for the next fiscal year	7.75%
Expected weighted average long-term rate of return on employee-agent plan assets for the next fiscal year	5.75%
Arithmetic average of the annual actual return on plan assets for the last 10 years	9.00%
Arithmetic average of the annual actual return on plan assets for the last 5 years	6.60%
Equity securities
Pension plans' assets
Defined Benefit Plan Weighted Average Asset Allocations Primary Employee Plan	82.00%